Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2016
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Dec. 01, 2016
Document Effective Date	Dec. 01, 2016
Prospectus Date	Dec. 01, 2016
Eaton Vance Hexavest Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	EHEAX
Eaton Vance Hexavest Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	EHEIX
Eaton Vance Hexavest Global Equity Fund | Class A
Risk/Return:
Trading Symbol	EHGAX
Eaton Vance Hexavest Global Equity Fund | Class C
Risk/Return:
Trading Symbol	EHGCX
Eaton Vance Hexavest Global Equity Fund | Class I
Risk/Return:
Trading Symbol	EHGIX
Eaton Vance Hexavest International Equity Fund | Class A
Risk/Return:
Trading Symbol	EHIAX
Eaton Vance Hexavest International Equity Fund | Class I
Risk/Return:
Trading Symbol	EHIIX